GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 140.3%
COMMON STOCKS — 140.3%
Automobiles & Components — 0.7%
BorgWarner, Inc.	148	$6,420
Ford Motor Co.	52	484
General Motors Co.	343	12,554
Harley-Davidson, Inc.	43	1,599

		21,057

Banks — 1.0%
Bank of America Corp.	93	3,275
Citigroup, Inc.	22	1,758
Fifth Third Bancorp	8	246
First Republic Bank(a)	2	235
JPMorgan Chase & Co.	124	17,286
People’s United Financial, Inc.	4	68
PNC Financial Services Group, Inc. (The)	5	798
Truist Financial Corp.	10	563
US Bancorp	75	4,447

		28,676

Capital Goods — 20.5%
3M Co.†	273	48,163
A.O. Smith Corp.	2	95
Allegion PLC (Ireland)	59	7,348
AMETEK, Inc.	162	16,158
Arconic, Inc.	281	8,646
Caterpillar, Inc.	44	6,498
Cummins, Inc.†	112	20,043
Deere & Co.	3	520
Dover Corp.	106	12,218
Eaton Corp. PLC (Ireland)†	297	28,132
Emerson Electric Co.†	440	33,554
Fortive Corp.	36	2,750
Fortune Brands Home & Security, Inc.	100	6,534
General Dynamics Corp.	4	705
Honeywell International, Inc.†	448	79,296
IDEX Corp.	1	172
Illinois Tool Works, Inc.	23	4,131
Ingersoll-Rand PLC (Ireland)†	172	22,862
Jacobs Engineering Group, Inc.	98	8,803
Johnson Controls International PLC (Ireland)†	584	23,775
L3Harris Technologies, Inc.	29	5,738
Lockheed Martin Corp.†	177	68,920
Masco Corp.	205	9,838
Northrop Grumman Corp.†	103	35,429

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
PACCAR, Inc.	4	$316
Parker-Hannifin Corp.	17	3,499
Pentair PLC (Ireland)	121	5,550
Raytheon Co.†	115	25,270
Rockwell Automation, Inc.	1	203
Snap-on, Inc.	2	339
Stanley Black & Decker, Inc.	2	331
TransDigm Group, Inc.(a)	39	21,840
United Rentals, Inc.*	14	2,335
United Technologies Corp.†	562	84,165
Westinghouse Air Brake Technologies Corp.	67	5,213
Xylem, Inc.	2	158

		599,547

Commercial & Professional Services — 0.8%
Cintas Corp.	68	18,297
Equifax, Inc.	1	140
IHS Markit Ltd. (Bermuda)*	4	301
Nielsen Holdings PLC (United Kingdom)	3	61
Robert Half International, Inc.	83	5,241
Verisk Analytics, Inc.	2	299
Waste Management, Inc.	4	456

		24,795

Consumer Durables & Apparel — 1.0%
Garmin Ltd. (Switzerland)	3	293
Hanesbrands, Inc.(a)	220	3,267
Leggett & Platt, Inc.	95	4,829
Lennar Corp., Class A	32	1,785
Mohawk Industries, Inc.*	25	3,410
Newell Brands, Inc.	145	2,787
PVH Corp.	53	5,573
Whirlpool Corp.(a)	46	6,786

		28,730

Consumer Services — 0.5%
H&R Block, Inc.(a)	20	470
Hilton Worldwide Holdings, Inc.	26	2,884
Marriott International, Inc., Class A	3	454
McDonald’s Corp.	21	4,150
MGM Resorts International	6	200
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	72	4,206
Starbucks Corp.	15	1,319

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.	14	$1,410

		15,093

Diversified Financials — 7.3%
American Express Co.	77	9,586
Ameriprise Financial, Inc.	1	167
Berkshire Hathaway, Inc., Class B†*	176	39,864
BlackRock, Inc.†	110	55,297
Capital One Financial Corp.	5	515
Discover Financial Services†	109	9,245
Franklin Resources, Inc.(a)	368	9,561
Goldman Sachs Group, Inc. (The)	4	920
Intercontinental Exchange, Inc.	8	740
Invesco Ltd. (Bermuda)(a)	324	5,826
MarketAxess Holdings, Inc.	1	379
Moody’s Corp.	130	30,863
Morgan Stanley	16	818
MSCI, Inc.	2	516
Nasdaq, Inc.	116	12,424
Northern Trust Corp.	2	212
Raymond James Financial, Inc.	1	89
S&P Global, Inc.†	55	15,018
Synchrony Financial	9	324
T Rowe Price Group, Inc.†	173	21,078

		213,442

Energy — 5.5%
Apache Corp.(a)	94	2,405
Chevron Corp.†	374	45,071
ConocoPhillips†	247	16,062
Devon Energy Corp.	285	7,401
Exxon Mobil Corp.	33	2,303
Halliburton Co.	12	294
Helmerich & Payne, Inc.	67	3,044
HollyFrontier Corp.	119	6,034
Marathon Petroleum Corp.†	461	27,775
Phillips 66†	300	33,423
TechnipFMC PLC (United Kingdom)	320	6,861
Valero Energy Corp.†	106	9,927

		160,600

Food & Staples Retailing — 4.1%
Kroger Co. (The)	9	261
Sysco Corp.†	130	11,120
Walgreens Boots Alliance, Inc.†	660	38,914

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.†	583	$69,284

		119,579

Food, Beverage & Tobacco — 13.2%
Altria Group, Inc.†	990	49,411
Archer-Daniels-Midland Co.	387	17,937
Campbell Soup Co.(a)	83	4,102
Coca-Cola Co. (The)†	928	51,365
Conagra Brands, Inc.	7	240
Constellation Brands, Inc., Class A	2	380
General Mills, Inc.†	392	20,996
Hershey Co. (The)†	110	16,168
JM Smucker Co. (The)	1	104
Kellogg Co.	73	5,049
Kraft Heinz Co. (The)†	760	24,419
Lamb Weston Holdings, Inc.	1	86
McCormick & Co., Inc., non-voting shares(a)	50	8,486
Molson Coors Beverage Co., Class B	142	7,654
Mondelez International, Inc., Class A†	798	43,954
PepsiCo, Inc.†	553	75,578
Philip Morris International, Inc.†	702	59,733
Tyson Foods, Inc., Class A	4	364

		386,026

Health Care Equipment & Services — 5.1%
AmerisourceBergen Corp.	3	255
Anthem, Inc.	4	1,208
Cardinal Health, Inc.†	102	5,159
Centene Corp.†*	218	13,706
Cigna Corp.	5	1,022
CVS Health Corp.†	953	70,798
Danaher Corp.	73	11,204
DaVita, Inc.*	103	7,728
HCA Healthcare, Inc.	3	443
Henry Schein, Inc.(a)*	4	267
Humana, Inc.†	46	16,860
Laboratory Corp. of America Holdings*	1	169
McKesson Corp.	6	830
Medtronic PLC (Ireland)	18	2,042
Quest Diagnostics, Inc.	97	10,359
UnitedHealth Group, Inc.	13	3,822
Universal Health Services, Inc., Class B	18	2,582

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
WellCare Health Plans, Inc.*	2	$660

		149,114

Household & Personal Products — 1.7%
Church & Dwight Co., Inc.	2	141
Clorox Co. (The)	1	154
Colgate-Palmolive Co.†	419	28,844
Kimberly-Clark Corp.	19	2,613
Procter & Gamble Co. (The)	153	19,110

		50,862

Insurance — 3.0%
Aflac, Inc.	10	529
Allstate Corp. (The)	6	675
American International Group, Inc.	9	462
Aon PLC (United Kingdom)	3	625
Assurant, Inc.	35	4,588
Chubb Ltd. (Switzerland)	5	778
Cincinnati Financial Corp.	117	12,303
Globe Life, Inc.	27	2,842
Hartford Financial Services Group, Inc. (The)	256	15,557
Lincoln National Corp.	2	118
Loews Corp.	4	210
Marsh & McLennan Cos., Inc.†	361	40,219
MetLife, Inc.	10	510
Progressive Corp. (The)	10	724
Travelers Cos., Inc. (The)	46	6,300
WR Berkley Corp.	3	207

		86,647

Materials — 5.5%
Air Products & Chemicals, Inc.	2	470
Amcor PLC (Jersey)(a)	164	1,778
Avery Dennison Corp.	61	7,980
Ball Corp.	236	15,262
Celanese Corp.	78	9,603
CF Industries Holdings, Inc.	7	334
DuPont de Nemours, Inc.†	411	26,386
Eastman Chemical Co.	20	1,585
Ecolab, Inc.	3	579
FMC Corp.	93	9,283
International Flavors & Fragrances, Inc.(a)	1	129
International Paper Co.	98	4,513
Linde PLC (Ireland)†	137	29,167

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	56	$5,291
Mosaic Co. (The)	269	5,821
Nucor Corp.	3	169
Packaging Corp. of America(a)	68	7,615
PPG Industries, Inc.†	169	22,560
Sherwin-Williams Co. (The)	9	5,252
Westrock Co.	184	7,895

		161,672

Media & Entertainment — 11.3%
Alphabet, Inc., Class A†*	65	87,060
Charter Communications, Inc., Class A*	117	56,754
Comcast Corp., Class A†	2,237	100,598
Discovery, Inc., Class A(a)*	8	262
DISH Network Corp., Class A*	33	1,171
Facebook, Inc., Class A†*	250	51,312
Fox Corp., Class A†	457	16,941
Interpublic Group of Cos., Inc. (The)(a)	103	2,379
Omnicom Group, Inc.(a)	157	12,720
ViacomCBS, Inc., Class B	5	210
Walt Disney Co. (The)	19	2,748

		332,155

Pharmaceuticals, Biotechnology & Life Sciences — 13.2%
AbbVie, Inc.†	798	70,655
Alexion Pharmaceuticals, Inc.*	143	15,465
Allergan PLC (Ireland)	5	956
Amgen, Inc.†	205	49,419
Biogen, Inc.†*	133	39,465
Bristol-Myers Squibb Co.	1,196	76,771
Gilead Sciences, Inc.	27	1,754
Johnson & Johnson†	183	26,694
Merck & Co., Inc.†	604	54,934
Mylan NV (Netherlands)*	195	3,920
Pfizer, Inc.†	1,194	46,781

		386,814

Real Estate — 2.0%
Alexandria Real Estate Equities, Inc., REIT	2	323
Apartment Investment & Management Co., Class A, REIT	1	52
AvalonBay Communities, Inc., REIT	1	210
Boston Properties, Inc., REIT	1	138

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A*	241	$14,771
Duke Realty Corp., REIT	5	173
Equity Residential, REIT	3	243
Extra Space Storage, Inc., REIT	1	106
Federal Realty Investment Trust, REIT	1	129
Healthpeak Properties, Inc., REIT	5	172
Kimco Realty Corp., REIT	4	83
Mid-America Apartment Communities, Inc., REIT	55	7,252
Prologis, Inc., REIT†	365	32,536
Public Storage, REIT	2	426
Realty Income Corp., REIT	4	295
UDR, Inc., REIT	8	374
Welltower, Inc., REIT	5	409

		57,692

Retailing — 11.3%
Amazon.com, Inc.†*	39	72,066
AutoZone, Inc.†*	17	20,252
Best Buy Co., Inc.	10	878
Booking Holdings, Inc.*	23	47,236
Dollar General Corp.†	128	19,965
eBay, Inc.†	575	20,763
Expedia Group, Inc.	9	973
Gap, Inc. (The)(a)	264	4,668
Genuine Parts Co.	105	11,154
Home Depot, Inc. (The)†	335	73,157
Kohl’s Corp.(a)	39	1,987
LKQ Corp.*	226	8,068
Lowe’s Cos., Inc.†	10	1,198
Ross Stores, Inc.	12	1,397
Target Corp.†	359	46,027
TJX Cos., Inc. (The)†	17	1,038
Tractor Supply Co.	2	187

		331,014

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.†	144	8,790
Intel Corp.	49	2,933
KLA Corp.	55	9,799
Lam Research Corp.†	32	9,357
Qorvo, Inc.*	78	9,066
Texas Instruments, Inc.	10	1,283

		41,228

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — 8.5%
Accenture PLC, Class A (Ireland)†	369	$77,700
Alliance Data Systems Corp.	34	3,815
Automatic Data Processing, Inc.	6	1,023
Broadridge Financial Solutions, Inc.	1	124
Cadence Design Systems, Inc.*	3	208
Cognizant Technology Solutions Corp., Class A	55	3,411
FleetCor Technologies, Inc.*	20	5,754
Global Payments, Inc.	2	365
International Business Machines Corp.†	42	5,630
Jack Henry & Associates, Inc.	1	146
Leidos Holdings, Inc.	104	10,181
Mastercard, Inc., Class A	11	3,284
Microsoft Corp.†	356	56,141
Oracle Corp.†	1,246	66,013
Paychex, Inc.	7	595
Visa, Inc., Class A	29	5,449
Western Union Co. (The)(a)	309	8,275

		248,114

Technology Hardware & Equipment — 10.7%
Amphenol Corp., Class A	6	649
Apple, Inc.†	538	157,984
Arista Networks, Inc.*	11	2,237
CDW Corp.	3	429
Cisco Systems, Inc.†	2,200	105,512
F5 Networks, Inc.*	8	1,117
FLIR Systems, Inc.	5	260
Hewlett Packard Enterprise Co.	13	206
HP, Inc.†	942	19,358
Juniper Networks, Inc.	4	99
Keysight Technologies, Inc.*	2	205
Motorola Solutions, Inc.	3	483
NetApp, Inc.	3	187
TE Connectivity Ltd. (Switzerland)†	207	19,839
Xerox Holdings Corp.	161	5,936

		314,501

Telecommunication Services — 7.5%
AT&T, Inc.†	2,978	116,380
CenturyLink, Inc.(a)	401	5,297
Verizon Communications, Inc.†	1,614	99,100

		220,777

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — 3.2%
Alaska Air Group, Inc.(a)	88	$5,962
American Airlines Group, Inc.(a)	22	631
CH Robinson Worldwide, Inc.(a)	1	78
CSX Corp.†	305	22,070
Delta Air Lines, Inc.†	463	27,076
Expeditors International of Washington, Inc.	3	234
JB Hunt Transport Services, Inc.	1	117
Kansas City Southern	6	919
Norfolk Southern Corp.	4	777
Southwest Airlines Co.†	388	20,944
Union Pacific Corp.	7	1,266
United Airlines Holdings, Inc.*	166	14,623

		94,697

Utilities — 1.3%
AES Corp.	68	1,353
Evergy, Inc.	3	195
NRG Energy, Inc.	185	7,354
Southern Co. (The)	438	27,901

		36,803

TOTAL COMMON STOCKS (Cost $3,649,109)		4,109,635

TOTAL LONG POSITIONS - 140.3%		4,109,635

(Cost $3,649,109)

SHORT POSITIONS — (41.9)%
COMMON STOCKS — (41.9)%
Automobiles & Components — (0.2)%
Aptiv PLC (Jersey)	(65)	(6,173)

Banks — (0.7)%
Citizens Financial Group, Inc.	(70)	(2,843)
Comerica, Inc.	(38)	(2,726)
Huntington Bancshares, Inc.	(234)	(3,529)
KeyCorp	(131)	(2,651)
M&T Bank Corp.	(5)	(849)
Regions Financial Corp.	(251)	(4,307)
Wells Fargo & Co.	(56)	(3,013)
Zions Bancorp NA	(36)	(1,869)

		(21,787)

Capital Goods — (2.0)%
Boeing Co. (The)	(77)	(25,084)
Fastenal Co.	(144)	(5,321)
Flowserve Corp.	(18)	(896)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Electric Co.	(1,866)	$(20,824)
Huntington Ingalls Industries, Inc.	(9)	(2,258)
Quanta Services, Inc.	(37)	(1,506)
Roper Technologies, Inc.	(4)	(1,417)
Textron, Inc.	(57)	(2,542)

		(59,848)

Commercial & Professional Services — (0.2)%
Copart, Inc.*	(23)	(2,092)
Republic Services, Inc.	(15)	(1,344)
Rollins, Inc.	(82)	(2,719)

		(6,155)

Consumer Durables & Apparel — (1.3)%
Capri Holdings Ltd. (British Virgin Islands)*	(38)	(1,450)
DR Horton, Inc.	(47)	(2,479)
Hasbro, Inc.	(31)	(3,274)
NIKE, Inc., Class B	(108)	(10,941)
NVR, Inc.*	(1)	(3,808)
PulteGroup, Inc.	(68)	(2,638)
Ralph Lauren Corp.	(8)	(938)
Tapestry, Inc.	(71)	(1,915)
Under Armour, Inc., Class C*	(113)	(2,167)
VF Corp.	(98)	(9,767)

		(39,377)

Consumer Services — (1.0)%
Carnival Corp. (Panama)	(27)	(1,372)
Chipotle Mexican Grill, Inc.*	(7)	(5,860)
Darden Restaurants, Inc.	(27)	(2,943)
Las Vegas Sands Corp.	(125)	(8,630)
Royal Caribbean Cruises Ltd. (Liberia)	(52)	(6,943)
Wynn Resorts Ltd.	(27)	(3,749)

		(29,497)

Diversified Financials — (1.0)%
Cboe Global Markets, Inc.	(28)	(3,360)
Charles Schwab Corp. (The)	(132)	(6,278)
CME Group, Inc.	(58)	(11,642)
E*TRADE Financial Corp.	(60)	(2,722)
State Street Corp.	(82)	(6,486)

		(30,488)

Energy — (2.8)%
Cabot Oil & Gas Corp.	(100)	(1,741)
Cimarex Energy Co.	(25)	(1,312)

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Concho Resources, Inc.	(51)	$(4,466)
Diamondback Energy, Inc.	(41)	(3,807)
EOG Resources, Inc.	(132)	(11,056)
Hess Corp.	(76)	(5,078)
Kinder Morgan, Inc.	(136)	(2,879)
Marathon Oil Corp.	(198)	(2,689)
National Oilwell Varco, Inc.	(97)	(2,430)
Noble Energy, Inc.	(121)	(3,006)
Occidental Petroleum Corp.	(222)	(9,149)
ONEOK, Inc.	(105)	(7,945)
Pioneer Natural Resources Co.	(44)	(6,660)
Schlumberger Ltd. (Curacao)	(289)	(11,618)
Williams Cos., Inc. (The)	(307)	(7,282)

		(81,118)

Food & Staples Retailing — 0.0%
Costco Wholesale Corp.	(1)	(294)

Food, Beverage & Tobacco — (0.5)%
Brown-Forman Corp., Class B	(122)	(8,247)
Hormel Foods Corp.	(135)	(6,090)

		(14,337)

Health Care Equipment & Services — (4.1)%
Abbott Laboratories	(195)	(16,938)
ABIOMED, Inc.*	(11)	(1,876)
Align Technology, Inc.*	(19)	(5,302)
Baxter International, Inc.	(128)	(10,703)
Becton Dickinson and Co.	(3)	(816)
Boston Scientific Corp.*	(350)	(15,827)
Cerner Corp.	(82)	(6,018)
Cooper Cos., Inc. (The)	(13)	(4,177)
DENTSPLY SIRONA, Inc.	(57)	(3,226)
Edwards Lifesciences Corp.*	(31)	(7,232)
Hologic, Inc.*	(46)	(2,402)
IDEXX Laboratories, Inc.*	(22)	(5,745)
Intuitive Surgical, Inc.*	(29)	(17,143)
ResMed, Inc.	(7)	(1,085)
STERIS PLC (Ireland)	(19)	(2,896)
Stryker Corp.	(13)	(2,729)
Teleflex, Inc.	(12)	(4,517)
Varian Medical Systems, Inc.*	(23)	(3,266)
Zimmer Biomet Holdings, Inc.	(52)	(7,783)

		(119,681)

Household & Personal Products — (0.7)%
Coty, Inc., Class A	(190)	(2,138)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	(90)	$(18,589)

		(20,727)

Insurance — (0.6)%
Arthur J Gallagher & Co.	(41)	(3,904)
Principal Financial Group, Inc.	(9)	(495)
Prudential Financial, Inc.	(43)	(4,031)
Unum Group	(53)	(1,545)
Willis Towers Watson PLC (Ireland)	(32)	(6,462)

		(16,437)

Materials — (1.0)%
Albemarle Corp.	(26)	(1,899)
Corteva, Inc.	(184)	(5,439)
Dow, Inc.	(39)	(2,134)
Freeport-McMoRan, Inc.	(364)	(4,776)
Newmont Goldcorp Corp.	(206)	(8,951)
Sealed Air Corp.	(24)	(956)
Vulcan Materials Co.	(29)	(4,176)

		(28,331)

Media & Entertainment — (1.8)%
Activision Blizzard, Inc.	(188)	(11,171)
Electronic Arts, Inc.*	(74)	(7,956)
Live Nation Entertainment, Inc.*	(48)	(3,431)
Netflix, Inc.*	(55)	(17,796)
News Corp., Class A	(148)	(2,093)
Take-Two Interactive Software, Inc.*	(29)	(3,550)
Twitter, Inc.*	(195)	(6,250)

		(52,247)

Pharmaceuticals, Biotechnology & Life Sciences — (3.7)%
Agilent Technologies, Inc.	(78)	(6,654)
Eli Lilly & Co.	(189)	(24,840)
Illumina, Inc.*	(37)	(12,274)
Incyte Corp.*	(55)	(4,803)
IQVIA Holdings, Inc.*	(51)	(7,880)
Mettler-Toledo International, Inc.*	(3)	(2,380)
PerkinElmer, Inc.	(28)	(2,719)
Perrigo Co. PLC (Ireland)	(34)	(1,756)
Regeneron Pharmaceuticals, Inc.*	(31)	(11,640)
Thermo Fisher Scientific, Inc.	(20)	(6,497)
Vertex Pharmaceuticals, Inc.*	(66)	(14,451)
Waters Corp.*	(17)	(3,972)
Zoetis, Inc.	(59)	(7,809)

		(107,675)

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (3.3)%
American Tower Corp., REIT	(100)	$(22,982)
Crown Castle International Corp., REIT	(105)	(14,926)
Digital Realty Trust, Inc., REIT	(33)	(3,951)
Equinix, Inc., REIT	(22)	(12,841)
Host Hotels & Resorts, Inc., REIT	(182)	(3,376)
Iron Mountain, Inc., REIT	(72)	(2,295)
Regency Centers Corp., REIT	(42)	(2,650)
SBA Communications Corp., REIT	(28)	(6,748)
Simon Property Group, Inc., REIT	(78)	(11,619)
SL Green Realty Corp., REIT	(21)	(1,929)
Ventas, Inc., REIT	(67)	(3,869)
Vornado Realty Trust, REIT	(46)	(3,059)
Weyerhaeuser Co., REIT	(187)	(5,647)

		(95,892)

Retailing — (0.9)%
CarMax, Inc.*	(41)	(3,594)
Dollar Tree, Inc.*	(59)	(5,549)
L Brands, Inc.	(68)	(1,232)
Macy’s, Inc.	(76)	(1,292)
Nordstrom, Inc.	(39)	(1,596)
O’Reilly Automotive, Inc.*	(13)	(5,697)
Tiffany & Co.	(30)	(4,010)
Ulta Beauty, Inc.*	(13)	(3,291)

		(26,261)

Semiconductors & Semiconductor Equipment — (3.7)%
Advanced Micro Devices, Inc.*	(65)	(2,981)
Analog Devices, Inc.	(88)	(10,458)
Broadcom, Inc.	(71)	(22,437)
Maxim Integrated Products, Inc.	(68)	(4,183)
Microchip Technology, Inc.	(67)	(7,016)
Micron Technology, Inc.*	(281)	(15,112)
NVIDIA Corp.	(76)	(17,883)
QUALCOMM, Inc.	(262)	(23,116)
Skyworks Solutions, Inc.	(3)	(363)
Xilinx, Inc.	(37)	(3,617)

		(107,166)

Software & Services — (5.1)%
Adobe, Inc.*	(34)	(11,214)
Akamai Technologies, Inc.*	(41)	(3,542)
ANSYS, Inc.*	(12)	(3,089)
Autodesk, Inc.*	(55)	(10,090)
Citrix Systems, Inc.	(33)	(3,660)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
DXC Technology Co.	(63)	$(2,368)
Fidelity National Information Services, Inc.	(138)	(19,194)
Fiserv, Inc.*	(163)	(18,848)
Fortinet, Inc.*	(43)	(4,591)
Gartner, Inc.*	(23)	(3,544)
Intuit, Inc.	(63)	(16,502)
NortonLifeLock, Inc.	(160)	(4,083)
PayPal Holdings, Inc.*	(110)	(11,899)
salesforce.com, Inc.*	(92)	(14,963)
ServiceNow, Inc.*	(42)	(11,857)
Synopsys, Inc.*	(38)	(5,290)
VeriSign, Inc.*	(30)	(5,780)

		(150,514)

Technology Hardware & Equipment — (0.5)%
Corning, Inc.	(197)	(5,735)
IPG Photonics Corp.*	(14)	(2,029)
Seagate Technology PLC (Ireland)	(65)	(3,868)
Western Digital Corp.	(74)	(4,697)

		(16,329)

Transportation — (0.5)%
FedEx Corp.	(64)	(9,677)
Old Dominion Freight Line, Inc.	(19)	(3,606)
United Parcel Service, Inc., Class B	(2)	(234)

		(13,517)

Utilities — (6.3)%
Alliant Energy Corp.	(61)	(3,338)
Ameren Corp.	(62)	(4,762)
American Electric Power Co., Inc.	(124)	(11,719)
American Water Works Co., Inc.	(46)	(5,651)
Atmos Energy Corp.	(30)	(3,356)
CenterPoint Energy, Inc.	(126)	(3,436)
CMS Energy Corp.	(70)	(4,399)
Consolidated Edison, Inc.	(84)	(7,599)
Dominion Energy, Inc.	(131)	(10,849)
DTE Energy Co.	(46)	(5,974)
Duke Energy Corp.	(184)	(16,783)
Edison International	(90)	(6,787)
Entergy Corp.	(50)	(5,990)
Eversource Energy	(82)	(6,976)
Exelon Corp.	(189)	(8,617)
FirstEnergy Corp.	(136)	(6,610)
NextEra Energy, Inc.	(108)	(26,153)

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	(94)	$(2,617)
Pinnacle West Capital Corp.	(29)	(2,608)
PPL Corp.	(182)	(6,530)
Public Service Enterprise Group, Inc.	(124)	(7,322)
Sempra Energy	(68)	(10,301)
WEC Energy Group, Inc.	(79)	(7,286)
Xcel Energy, Inc.	(133)	(8,444)

		(184,107)

TOTAL COMMON STOCKS (Proceeds $1,155,950)		(1,227,958)

TOTAL SECURITES SOLD SHORT - (41.9)%		(1,227,958)

(Proceeds $1,155,950)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		46,748

NET ASSETS - 100.0%		$2,928,425

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)

The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was $95,193, which was collateralized by $97,029 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 1/9/2020 - 5/15/2049.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.